7. PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

The following table summarizes property and equipment and related accumulated depreciation:

	June 30, 2014	December 31, 2013
	(unaudited)	(audited)

Land	$12,340	$12,340
Buildings and Equipment	448,663	440,413
Furniture, Fixtures and Equipment	3,199	-
Property and Equipment	464,202	452,753
Less: Accumulated Depreciation	(6,232)	-
Property and Equipment, net	$457,970	$452,753